Note 10 - Notes Payable, Related Parties (Details) - Notes Payable (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Notes payable, unsecured, payable to Healthtronics, Inc., a shareholder of the Company	$ 5,372,743	$ 5,372,743
Non-current portion	$ 5,372,743	$ 5,372,743